Loans, Impaired Loans, and Allowance for Credit Losses (Narrative) (Details) $ in Millions, $ in Billions		9 Months Ended
	Mar. 26, 2025 USD ($)	Jul. 31, 2025 CAD ($)	Oct. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale		$ 159	$ 126
Residential mortgages [member] | Sale of loans [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from sale of loans	$ 8.6
Gain (loss) on sale of loans		$ (507)